DERIVATIVE LIABILITIES (Details 4) - Stock Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	197.65%	236.32%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	1 year	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.63%	0.39%